ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

Allowance for Loan Losses
	2011	2010	2009
	(In thousands)

Beginning Balance	$1,242	$1,025	$709
Provision for losses on loans	700	550	853
Charge-offs of loans	(508)	(333)	(537)
Recoveries	13	-	-

	$1,447	$1,242	$1,025

	One-to four
	Family	Multi-family
2011	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	481	113	1	105	-	700
Charge-offs	(482)	-	(21)	-	(5)	(508)
Recoveries	-	-	-	-	13	13

Ending balance	$978	$162	$13	$285	$9	$1,447

Ending balance:
individually evaluated for impairment	$244	$-	$-	$8	$-	$252

Ending balance:
collectively evaluated for impairment	$734	$162	$13	$277	$9	$1,195

Ending balance:
loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$290,808	$26,210	$4,390	$63,394	$2,210	$387,012

Ending balance:
individually evaluated for impairment (1)	$116,991	$14,001	$-	$28,913	$1,690	$161,595

Ending balance:
Collectively evaluated for impairment	$168,243	$11,141	$4,390	$25,280	$424	$209,478

Ending balance:
loans acquired with deteriorated credit quality	$5,574	$1,068	$-	$9,201	$96	$15,939

(1) Includes loans acquired from First Franklin of $155,850

	One-to four
	Family	Multi-family
2010	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$892	$30	$28	$75	$-	$1,025
Provision	364	19	5	161	1	550
Charge-offs	(277)	-	-	(56)	-	(333)
Recoveries	-	-	-	-	-	-

Ending balance	$979	$49	$33	$180	$1	$1,242

Ending balance: individually evaluated for impairment	$217	$-	$-	$-	$-	$217

Ending balance: collectively evaluated for impairment	$762	$49	$33	$180	$1	$1,025

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Ending balance: individually evaluated for impairment	$4,989	$-	$-	$222	$-	$5,211

Ending balance: Collectively evaluated for impairment	$190,812	$8,594	$7,081	$19,107	$207	$225,801

Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-	-

Credit Quality Indicators
As of December 31, 2011

Credit Risk Profile by Internally Assigned Grade

Originated Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$167,988	$11,141	$4,390	$25,058	$424	$209,001
Special mention	-	-	-	-	-	-
Substandard	5,566	96	-	560	-	6,222
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$173,554	$11,237	$4,390	$25,618	$424	$215,223

Purchased Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$111,091	$14,669	$-	$34,699	$1,776	$162,235
Special mention	110	-	-	983	-	1,093
Substandard	6,053	304	-	2,094	10	8,461
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$117,254	$14,973	$-	$37,776	$1,786	$171,789

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2011
							Recorded
							Investment
	>30-89 Days	Greater than	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$2,460	$5,311	$7,771	$168,243	$5,311	$173,554	-
Multi-family	-	96	96	11,141	96	11,237	-
Construction	-	-	-	4,390	-	4,390	-
Commercial	457	338	795	25,280	338	25,618	-
Consumer	-	-	-	424	-	424	-
Total	$2,917	$5,745	$8,662	$209,478	$5,745	$215,223	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2011

							Recorded
							Investment
	>30-89 Days	Greater than	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,165	$4,839	$6,004	$112,415	$4,839	$117,254	$-
Multi-family	-	300	300	14,673	300	14,973	-
Construction	-	-	-	-	-	-	-
Commercial	67	1,225	1,292	36,551	1,225	37,776	-
Consumer	-	10	10	1,776	10	1,786	-
Total	$1,232	$6,374	$7,606	$165,415	$6,374	$171,789	-

Impaired Loans
As of December 31, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Purchased loans with no related allowance recorded:
Real Estate:
1-4 family Residential	$5,574	$5,574	$-	$6,329	$135
Multi-family	1,068	1,068	-	1,121	17
Construction	-	-	-	-	-
Commercial	9,201	9,201	-	8,912	18
Consumer	96	96	-	986	4
Total	$15,939	$15,939	$-		$174

Impaired Loans
As of December 31, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$5,031	$5,031	$-	$4,670	$108
Multi-family	96	96	-	39	4
Commercial	186	186	-	217	16
Consumer	-	-	-	-	-
Total	$5,313	$5,313	$-		$128
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$280	$524	$244	$395	$-
Multi-family	-	-	-	-	-
Commercial	152	160	8	91
Consumer	-	-	-	-	-
Total	$432	$684	$252		$-
Total:
Real Estate:
1-4 family Residential	$10,885	$11,129	$244	$11,394	$243
Multi-family	1,164	1,164	-	1,160	21
Construction	-	-	-	-	-
Commercial	9,539	9,547	8	9,220	34
Consumer	96	96	-	986	4
Total	$21,684	$21,936	$252		$302

Credit Quality Indicators
As of December 31, 2010

Credit Risk Profile by Internally Assigned Grade

	Real Estate Loans – mortgage
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$190,812	$8,594	$7,081	$19,107	$207	$225,801
Special mention	-	-	-	-	-	-
Substandard	4,989	-	-	222	-	5,211
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Age Analysis of Past Due Loans Receivable
As of December 31, 2010
							Recorded
							Investment
	30-89 Days	Greater than	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,017	$4,695	$5,712	$191,106	$4,695	$195,801	$-
Multi-family	-	-	-	8,594	-	8,594	-
Construction	-	-	-	7,081	-	7,081	-
Commercial	46	160	206	19,169	160	19,329	-
Consumer	-	-	-	207	-	207	-
Total	$1,063	$4,855	$5,918	$226,157	$4,855	$231,012	$-

Impaired Loans
For the Year Ended December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Real Estate:
1-4 family Residential	$4,038	$4,038	$-	$3,134	$126
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	220	2
Consumer	-	-	-	-	-
Total	$4,260	$4,260	$-		$128

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With an allowance recorded:
Real Estate:
1-4 family Residential	$734	$951	$217	$56	$9
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$734	$951	$217		$9

Total:
Real Estate:
1-4 family Residential	$4,772	$4,989	$217	$3,190	$135
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	220	2
Consumer	-	-	-	-	-
Total	$4,994	$5,211	$217		$137

Modifications
As of December 31, 2011

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	5	$811	$800
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	1	$268
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2010

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	6	$2,283	$2,361
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	3	$1,955
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

The modifications related to interest only payments ranging from a three to six month period.  Due to the short term cash flow deficiency, no related allowance was recorded as a result of the restructurings.
The collateral value was updated with recent appraisals which gave no indication of impairment.

Loan Receivable on Nonaccrual Status
As of December 31, 2011

	Originated	Purchased
	Loans	Loans	Total

Real Estate:
1-4 family Residential	$5,311	$4,839	$10,150
Multi-family	96	300	396
Construction	-	-	-
Commercial	338	1,225	1,563
Consumer	-	10	10
Total	$5,745	$6,374	$12,119

Loan Receivable on Nonaccrual Status
As of December 31, 2010

Real Estate:
1-4 family Residential	$4,695
Multi-family	-
Construction	-
Commercial	160
Consumer	-
Total	$4,855

At December 31, 2011, 2010, and 2009, the Corporation’s allowance for loan losses was comprised of a general loan loss allowance of $1.2 million, $1.0 million, and $876,000, respectively, which is includible as a component of regulatory risk-based capital, and a specific loan loss allowance totaling $252,000, $217,000, and $149,000 December 31, 2011, 2010, and 2009, respectively.  Nonaccrual loans totaled approximately $5.7 million and $4.9 million at December 31, 2011 and 2010, respectively.  At December 31, 2011 and 2010, impaired originated loans of approximately $683,000 and $951,000 had specific reserves of $252,000 and $217,000, respectively.  At December 31, 2011 and 2010, all loans past due more than 90 days were non-accrual.  During the years ended December 31, 2011, 2010, and 2009, interest income of approximately $302,000, $199,000, and $92,000, respectively, would have been recognized had the nonaccrual loans been performing in accordance with contractual terms.

As of December 31, 2011, Cheviot Savings Bank had total troubled debt restructurings of $5.4 million.  There were 17 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings with the largest totaling $1.0 million.  The remaining $1.6 million in troubled debt restructurings consisted of  three commercial loans.   During the year ended December 31, 2010, Cheviot Savings Bank had total troubled debt restructurings of $2.4 million. There were four one- to four-family residential loans totaling $1.1 million in troubled debt restructurings during the year, with the largest totaling $680,000.  The other $1.3 million in troubled debt restructurings consisted of two one- to four-family residential loans restructured in the fourth quarter of 2009, with the largest loan totaling $1.0 million. These troubled debt restructurings are included in non-accrual loans.  Two loans totaling approximately $236,000 are performing according to modified terms and are not included in non-accrual loans.  These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment.  Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.